DISCONTINUED OPERATIONS (Tables) (Components of Net Income (Loss) [Member])	12 Months Ended
Dec. 31, 2013
Components of Net Income (Loss) [Member]
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
The tables below provide selected financial information reported in discontinued operations in the Consolidated Statements of Income for the periods presented:

	Year Ended
	December 31, 2013
	Natural Gas Distribution		Energy Services	Total
	(Thousands of dollars)
Revenues	$1,689,945		$1,381,636	$3,071,581
Cost of sales and fuel	876,944		1,554,621	2,431,565
Net margin	813,001		(172,985)	640,016
Operating costs	436,281	(a)	12,586	448,867
Depreciation and amortization	144,758		276	145,034
Operating income (loss)	231,962		(185,847)	46,115
Other income (expense), net	2,484		135	2,619
Interest expense, net	(61,366)		(2,195)	(63,561)
Income taxes	(64,307)		67,005	2,698
Income (loss) from discontinued operations, net	$108,773		$(120,902)	$(12,129)
(a) - Includes approximately $9.4 million for the year ended December 31, 2013, of costs related to the ONE Gas separation.

	Year Ended
	December 31, 2012
	Natural Gas Distribution	Energy Services	Total
	(Thousands of dollars)
Revenues	$1,404,248	$1,421,171	$2,825,419
Cost of sales and fuel	646,220	1,470,514	2,116,734
Net margin	758,028	(49,343)	708,685
Operating costs	400,247	17,414	417,661
Depreciation and amortization	130,158	360	130,518
Goodwill impairment	—	10,255	10,255
Operating income (loss)	227,623	(77,372)	150,251
Other income (expense), net	1,439	147	1,586
Interest expense, net	(60,794)	(3,874)	(64,668)
Income taxes	(63,647)	28,743	(34,904)
Income (loss) from discontinued operations, net	$104,621	$(52,356)	$52,265

	Year Ended
	December 31, 2011
	Natural Gas Distribution	Energy Services	Total
	(Thousands of dollars)
Revenues	$1,934,696	$2,274,799	$4,209,495
Cost of sales and fuel	1,171,992	2,226,059	3,398,051
Net margin	762,704	48,740	811,444
Operating costs	414,830	23,462	438,292
Depreciation and amortization	132,340	445	132,785
Operating income (loss)	215,534	24,833	240,367
Other income (expense), net	(2,829)	100	(2,729)
Interest expense, net	(54,119)	(2,882)	(57,001)
Income taxes	(60,341)	(5,461)	(65,802)
Income (loss) from discontinued operations, net	$98,245	$16,590	$114,835